Long-Term Debt	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Long-Term Debt

7.    Long-Term Debt

2012 Financing Facility

As of December 31, 2013, the Company had term loan facilities with Silicon Valley Bank (“SVB”) totaling $26.0 million consisting of a $14.0 million revolving line of credit, a $3.0 million senior term loan, and a $9.0 million mezzanine term loan facility. The annual interest rate on the revolving line of credit is the greater of 0.75% above the bank’s prime rate or 4.0%. The annual interest rate on the senior term loan is equal to the greater of 0.50% above the bank’s prime rate or 4.5%. The annual interest rate on the mezzanine term loan facility is equal to 10.5% per annum. For December 31, 2012 and 2013, the effective interest rates on the revolving line of credit and the senior term loan were 4.5% and 4.0% per annum, respectively. The interest on these facilities are payable monthly. The revolving line of credit and the senior term loan advances had original maturity dates ranging from June 2014 to June 2016. The mezzanine term loan had a maturity of May 2016. As of December 31, 2013, $2.3 million was outstanding under the senior term loan, $9.0 million was outstanding under the mezzanine facility, and nothing was outstanding under the revolving line of credit. The revolving line of credit, senior term loan, and mezzanine term loan facility were all terminated in August 2014.

2014 Credit Agreement

In August 2014, the Company entered into an amended and restated credit agreement (“Asset-Based Credit Facility”) with SVB, as administrative agent and lender, and several other lenders, including affiliates of Morgan Stanley & Co. LLC, SunTrust Robinson Humphrey, Inc., and Deutsche Bank Securities Inc. The Asset-Based Credit Facility allows the Company to borrow up to the lesser of (i) $180.0 million, including up to $50.0 million for the issuance of letters of credit and up to $25.0 million for swing line loans and (ii) the borrowing base then in effect less the amount then outstanding under letters of credit and loans. The borrowing base is determined by the Company’s collateral agents based on several variables, including percentages of the book value of certain eligible accounts receivable and a percentage of certain eligible inventories. Borrowings under the Asset-Based Credit Facility may be drawn as Alternate Base Rate or ABR loans or Eurodollar loans, and matures in August 2018. ABR loans bear interest at a variable rate equal to the applicable margin plus the highest of (i) the prime rate, (ii) the federal funds effective rate plus 0.5%, and (iii) the Eurodollar rate plus 1.0%, but in any case at a minimum rate of 3.25% per annum. Eurodollar loans bear interest at a variable rate based on the LIBOR rate and Euro currency reserve requirements. The Company is also required to pay an annual commitment fee on the average daily unused portion of the facility of 0.25%, 0.35%, or 0.45%, based on usage of the facility. As of December 31, 2014 and September 30, 2015, the effective interest rate on the revolving line of credit was 4.25%.

The Company has the option to repay its borrowings under the Asset-Based Credit Facility without penalty prior to maturity. The Asset-Based Credit Facility requires the Company to comply with certain financial covenants, including maintaining a consolidated fixed charge coverage ratio of at least 1.1:1, consolidated leverage ratios of between 3:1 and 2:1, and levels of liquidity of not less than $15.0 million. The Asset-Based Credit Facility also requires the Company to comply with certain non-financial covenants. The Company was in compliance with these covenants as of December 31, 2014 and September 30, 2015.

As of December 31, 2014, the Company had $125.0 million of outstanding borrowings under the Asset-Based Credit Facility. In January 2015, the Company repaid $125.0 million of its indebtedness under the Asset-Based Credit Facility. As a result, the long-term debt that was repaid was classified as long-term debt, current portion, on the Company’s consolidated balance sheet as of December 31, 2014. As of September 30, 2015, the Company had no outstanding borrowings under the Asset-Based Credit Facility.

2014 Revolving Credit and Guarantee Agreement

In August 2014, the Company entered into a revolving credit and guarantee agreement (“Cash Flow Facility”) with an affiliate of Morgan Stanley & Co. LLC, as administrative agent and collateral agent, and several other lenders, including SVB and an affiliate of SunTrust Robinson Humphrey, Inc. In October 2014, the Company entered into an incremental joinder agreement with an affiliate of Barclays Capital, Inc., which amended the Cash Flow Facility to increase the borrowing limit under the Cash Flow Facility. The Cash Flow Facility allows the Company to borrow up to $50.0 million, including up to $10.0 million for the issuance of letters of credit and up to $10.0 million for swing line loans, and matures in August 2018. Borrowings under the Cash Flow Facility may also be drawn as ABR loans or Eurodollar loans. ABR loans under our Cash Flow Facility bear interest at a variable rate equal to the applicable margin plus the highest of (i) 3.5%, (ii) the prime rate, (iii) the federal funds effective rate plus 0.5%, and (iv) the adjusted LIBOR rate plus 1.0%. Eurodollar loans under the Cash Flow Facility bear interest at a variable rate for any day based on the LIBOR rate and Euro currency reserve requirements. The Company is also required to pay an annual commitment fee on the average daily unused portion of the facility of 0.375% or 0.5%, based on usage of the facility. As of December 31, 2014, the effective interest rate on the revolving line of credit was 3.59%. The Cash Flow Facility also requires the Company to comply with certain financial covenants, including maintaining certain consolidated leverage ratios of between 3:1 and 2:1, and other non-financial covenants.

As of December 31, 2014, the Company had $8.0 million of outstanding borrowings under the Cash Flow Facility. Subsequent to December 31, 2014, the Company repaid $8.0 million of its indebtedness under the Cash Flow Facility. As of September 30, 2015, the Company had no outstanding borrowings under the Cash Flow Facility.

The fair value of warrants issued in connection with debt agreements prior to 2012 was recorded as a debt discount and is amortized to interest expense using the straight-line method which approximated the effective interest method over the term of the related debt agreement. In addition, capitalized issuance costs are amortized to interest expense over the term of the related financing arrangement on a straight-line basis. Interest expense for 2012, 2013, 2014, and the nine months ended September 30, 2014 and 2015 was $0.2 million, $1.1 million, $2.2 million, $1.6 million, and $1.3 million, respectively.

Letters of Credit

As of December 31, 2014 and September 30, 2015, the Company had outstanding letters of credit of $2.9 million and $16.8 million, respectively, issued to cover the security deposit on the lease of its office headquarters in San Francisco, California, and other facility leases.